Insurance Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Receivables [Abstract]
Schedue of insurance receivables
	2022	2021
	USD ’000	USD ’000
Receivables from insurance companies and intermediaries	202,357	193,701
Less: Expected credit losses on insurance receivables	(17,510)	(14,356)
	184,847	179,345

Schedue of the expected credit losses
	2022	2021
	USD ’000	USD ’000
Opening balance	14,356	9,235
Provision for the year	3,154	5,181
Write-offs	-	(60)
Ending balance	17,510	14,356